STOCKHOLDERS' EQUITY (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	May 18, 2024	Mar. 22, 2023	Mar. 24, 2022
STOCKHOLDERS’ EQUITY [Abstract]
Authorized number of shares under stock repurchase program (in shares)			1,250,000	1,000,000	1,000,000
Common stock repurchased during the period (in shares)	557,009	131,837
Common stock repurchased during the period (in Dollars)	$ 43.1	$ 6.7
Shares repurchased to satisfy tax withholding obligation (in shares)	52,450	53,945
Value of shares repurchased to satisfy tax withholding obligation (in Dollars)	$ 3.8	$ 3.0